Investment Objectives and Goals - FT Vest Gold Strategy Target Income ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest Gold Strategy Target Income ETF® (IGLD)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FT Vest Gold Strategy Target Income ETF® seeks to deliver participation in the price returns of the SPDR Gold Trust (the “Underlying ETF”) while providing a consistent level of income.